Subsequent Events - EBP 004 [Member] - USD ($)		12 Months Ended
	Jun. 17, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan has evaluated subsequent events from the statement of net assets available for benefits date through June 29, 2026, the date the financial statements were issued and determined the following items to disclose.
Effective January 1, 2026, the Plan allows Roth contributions, in-plan Roth conversions and a deemed election for Roth catch-up contributions. A direct rollover of loans for active employees who are terminated as part of an asset sale or stock sale transaction was also added to the Plan.
Effective April 30, 2026, all active participants employed at the Carlsbad facility were terminated due to the sale of the facility. The accounts (including plan loans) were transferred to the successor 401(k) plan on June 17, 2026. The total amount of assets transferred (including transfer in-kind) was $24,539,078.
Net transfers from qualified plans		$ 1,553,483	$ 7,432,919
Subsequent Event
EBP, Subsequent Event [Line Items]
Net transfers from qualified plans	$ 24,539,078